Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
		Mar. 31, 2022 ₪ / shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2021 USD ($) shares	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Initial public offering, shares issued | shares							7,000	8,000
Total equity							$ 2,070,224	$ 2,295,918	$ 2,280,286	$ 1,276,008
Operating profit/loss from continuing operations							42,563	2,825	22,541
Profit/loss for the year							(210,948)	349,659	875,317
Impairment loss recognised in profit or loss							929,000
Borrowings							1,530,033	1,163,071
Proceeds from repurchase of notes							0	0	262,750
Z I M Member
Disclosure of associates [line items]
Total equity							2,500,000	5,900,000
Working capital							53,000	1,600,000
Operating profit/loss from continuing operations							2,500,000	6,100,000	5,800,000
Profit/loss for the year							2,700,000	4,600,000	4,600,000
Impairment loss recognised in profit or loss							0	928,809	0
Investments in associates							0	427,059
Recognized gain (loss) on dilution							$ 1,000	$ 3,000	$ 39,000
Number of shares sold | shares			6,000,000			1,200,000
Number of shares being exercised | shares							137,000	407,000	5,200,000
Average price of shares sold | ₪ / shares		₪ 77			₪ 58
Value of shares sold			$ 463,000			$ 67,000
Gain on sale of shares by Kenon			$ 205			$ 30,000
Proportion of ownership interest in associate			26.00%			28.00%	21.00%	21.00%	26.00%
Unrecognised losses	[1]						$ 270,906	$ 0
Z I M Member | Initial Public Offering [Member]
Disclosure of associates [line items]
Initial public offering, shares issued | shares				15,000,000
Issue of equity				$ 225,000
Recognized gain (loss) on dilution								$ 10,000
Proportion of ownership interest in associate								32.00%
Z I M Member | Initial Public Offering [Member] | Fully diluted basis [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate								28.00%

[1]	As of December 31, 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.